Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified			1 Months Ended
	Oct. 27, 2012	Jan. 28, 2012	Apr. 30, 2012 Consumer Class Action Claims Pricing and Promotion Maximum	Jun. 30, 2012 Consumer Class Action Claims Website Tracking and Coding Maximum
Commitments and Contingencies
Damages, penalties and fees sought by plaintiff			$ 5	$ 5
Aggregate estimate of possible loss	$ 15	$ 13